BASIS OF PRESENTING FINANCIAL STATEMENTS	12 Months Ended
Mar. 31, 2012
BASIS OF PRESENTING FINANCIAL STATEMENTS	2. BASIS OF PRESENTING FINANCIAL STATEMENTS The accompanying consolidated financial statements are presented in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”).